Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Operating Results of Discontinued Operations
The following is a summary of the operating results of our discontinued operations:

	Year ended December 31,
	2012	2011
	(In thousands)
Operations:
Net sales	$—	$8,614
Income (loss) before income taxes	2,559	(33,100)
Income tax (expense) benefit	(503)	5,995
Net income (loss)	2,056	(27,105)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)